Financial Instruments and Fair Value Measurements - Additional Information (Detail) - USD ($) shares in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2013	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Debt and Financial Instruments [Line Items]
Weighted average probability			24.00%
Available for sale equity securities fair value			$ 71,000,000	$ 94,000,000
Cumulative unrealized gains for the available-for-sale debt securities			1,000,000
Equity income recognized from equity method investments			$ 64,000,000
Minimum
Debt and Financial Instruments [Line Items]
Individual probability			10.00%
Maximum
Debt and Financial Instruments [Line Items]
Individual probability			100.00%
Cumulative unrealized gains for the available-for-sale debt securities				$ 1,000,000
Onconova Therapeutics
Debt and Financial Instruments [Line Items]
Other-than-temporary impairment charge to write-down the investment to its fair value			$ 45,000,000
Available for sale equity securities fair value			9,000,000
Onconova Therapeutics | Preferred Stock
Debt and Financial Instruments [Line Items]
Preferred stock, shares acquired		3
Payments to acquire stock		$ 50,000,000
CTI BioPharma Corp. | Upfront payments to collaboration partners
Debt and Financial Instruments [Line Items]
Shares of Common stock acquired	16			16
CTI BioPharma Corp. | Common Stock
Debt and Financial Instruments [Line Items]
Payments to acquire stock	$ 27,000,000			$ 27,000,000
Greece, Spain, Portugal and Italy
Debt and Financial Instruments [Line Items]
Total accounts receivable from certain countries with liquidity issues			$ 88,000,000	$ 146,000,000